Shareholders' equity - Non-controlling interests - Net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	€ 271	€ 278	€ 326
Debit part of net income attributable to non-controlling interests.	(67)	(81)	(17)
Total part of net income attributable to non-controlling interests	204	197	309
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	188	203	217
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	15	18	37
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	25	28	20
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	12	15	9
Orange Bank [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests			30
Debit part of net income attributable to non-controlling interests.	(59)	(33)
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.	€ (2)	€ (43)	€ (9)